Commitments And Contingencies (Schedule Of Future Minimum Lease Payments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 58,546
2013	48,229
2014	39,078
2015	31,098
2016	21,763
Thereafter	17,816
Total minimum payments	$ 216,530